Long term loans	12 Months Ended
Dec. 31, 2023
Long term loans

Note 17 – Long term loans

A.	Composition of long term loans from banks:

NIS in thousands

Long-term credit from banks	82,202
Current maturities of long-term loans	50,266
132,468

B.	Information on material loans

	Original loan	Interest	Loans
	amount	Rate	Period (years)	December 31, 2023	December 31, 2022
	NIS thousands		NIS thousands
Long-term material loans from bank	146,000	Prime rate plus a spread of 1.5% - 2.56%	1.5-5	113,471	107,471

Less current maturities				(44,762)	(26,202)
Total				68,709	81,269